Consolidated Statement of Cash Flows - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Cash generated from operations	£ 2,476	£ 2,264	£ 2,724
Interest paid (including lease interest)	(119)	(179)	(175)
Interest received	1	7	4
Tax paid (net)	(342)	(496)	(464)
Net cash from operating activities	2,016	1,596	2,089
Cash flows from investing activities
Acquisitions	(254)	(869)	(423)
Purchases of property, plant and equipment	(28)	(43)	(47)
Expenditure on internally developed intangible assets	(309)	(319)	(333)
Purchase of investments	(8)	(2)	(8)
Proceeds from disposals of property, plant and equipment	5	0	2
Gross proceeds from business disposals and sale of investments	220	54	82
Payments on business disposals	(30)	(25)	(40)
Dividends received from joint ventures	20	31	34
Net cash used in investing activities	(384)	(1,173)	(733)
Cash flows from financing activities
Dividends paid to shareholders	(920)	(880)	(842)
Distributions to non-controlling interests	(10)	(6)	(9)
(Decrease)/increase in short-term bank loans, overdrafts and commercial paper	(200)	(436)	98
Issuance of term debt	0	2,342	729
Repayment of term debt	(431)	(1,233)	(617)
Repayment of leases	(93)	(105)	(102)
Receipts in respect of subleases	17	15	16
Disposal of non-controlling interest			6
Repurchase of ordinary shares		(150)	(600)
Purchase of shares by Employee Benefit Trust	(1)	(37)	(37)
Proceeds on issue of ordinary shares	32	16	29
Net cash used in financing activities	(1,606)	(474)	(1,329)
Increase/(decrease) in cash and cash equivalents	26	(51)	27
Movement in cash and cash equivalents
At start of year	88	138	114
Increase/(decrease) in cash and cash equivalents	26	(51)	27
Exchange translation differences	(1)	1	(3)
At end of year	£ 113	£ 88	£ 138